NATURE AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
NATURE AND DESCRIPTION OF BUSINESS

NOTE 1 – NATURE AND DESCRIPTION OF BUSINESS

General

The Company operates Polomar Specialty Pharmacy, LLC (“Polomar Pharmacy”) a State of Florida licensed retail compounding pharmacy, located in Palm Harbor, FL, pursuant to license # PH35196. Polomar Pharmacy is also licensed as a Special Sterile Compounding Pharmacy, permit #PH35277, which authorizes the licensed entity to dispense injectable and other sterile compounds (eye drops, infused therapeutics) upon receipt of a valid prescription. The compounding facility operates pursuant to guidelines established under Sec. 503A “Compounding Pharmacy” of the Federal Food, Drug and Cosmetic Act. Section 503A authorizes the licensed entity to manufacture compounded drugs and fulfill prescriptions provided to it by licensed physicians, physician assistants and nurse practitioners. As a result, the Company is presently authorized to fulfill and deliver compounded prescribed medications in 28 states. Polomar is also actively seeking approval and authorization in other states and expects to be able to provide prescription medications in a majority of U.S. states by the end of 2025. Polomar also anticipates applying for a drug export permit in the fourth quarter of 2025.

The Company also owns SlimRxTM (www.slimrx.com), a weight loss focused online platform that will be able to connect patients with licensed healthcare providers to prescribe weight loss medications such as semaglutide compounded with vitamin B-12 (VitaSlimTM) and/or complimented by our proprietary metformin gummy (VitaSlim PlusTM). We expect to launch SlimRxTM telehealth platform in early Q4 2025.

The Company filed an application for statutory trademark protection with the United States Trademark and Patent Office (“USPTO”) for SlimRx on August 29, 2024. The Company received an Office Action Letter from the USPTO on April 27, 2025, regarding the application. We have received an extension of time to respond to the USPTO’s letter until October 24, 2025. Polomar will fulfill all prescriptions received through the SlimRx website.

The Company also expects to launch PoloMedsTM (polomeds.com) during the fourth quarter of 2025 to fulfill prescriptions for diabetes medications including metformin compounds, pursuant to our license agreement with Pinata, Inc. (the “Pinata License”), sulfonylureas, and insulin; compounded erectile dysfunction medications including testosterone, inhalable sildenafil (InhalEDTM), pursuant to the Pinata License, and Polomar’s prescription only, exclusive dermatological formulations co-developed by a board-certified dermatologist for the treatment of acne, alopecia areata, basal cell carcinoma, Becker’s nevus, vitiligo, and other common skin conditions.

An integral part of the Company’s business model is to provide prescription fulfillment services for third party web-based telehealth platforms, clinics, hospitals and large physician groups. This “wholesale” part of the business is expected to experience steady growth over the next twelve to eighteen months.

Corporate History and Capital Structure

The Company incorporated in the State of Nevada on September 14, 2000, under the name of Telemax Communications. On or about July 24, 2003, the name was changed to HealthMed Services, Ltd. On or about September 2, 2022, the name was changed to Trustfeed Corp. (“Trustfeed”). As a result of the change in ownership of the Company in 2021 by Fastbase, the Company became a technology company with access to a global database of information to provide consumers with trusted information about the companies they do business with (the “Pre-Existing Business”).

However, effective as of December 29, 2023 in accordance with a Stock Purchase Agreement, Fastbase, the then record and beneficial owner of (i) 90,437,591 shares of Common Stock of the Company, representing approximately 83% of the Company’s issued and outstanding Common Stock (the “Common Shares”), and (ii) 500,000 shares of the Series A Convertible Preferred Stock, par value $.001 per share, of the Company, representing 100% of the Company’s issued and outstanding shares of Preferred Stock (the “Preferred Shares” and, with the Common Shares, the “Transferred Shares”), sold the Transferred Shares to CWR 1, LLC, a Delaware limited liability Company (“CWR”) for aggregate consideration of $350,000 (collectively referred to as the “Transaction”). Additionally, Rasmus Refer, the Company’s then Chief Executive Officer (principal executive officer, principal accounting officer and principal financial officer) and Chairman and sole member of the Company’s Board of Directors (the “Board”), resigned from all director (as of February 12, 2024), officer and employment positions with the Company and its subsidiaries.

Also as of December 29, 2023, the size of the Board was increased from one director to two directors and Brett Rosen was appointed as a director to fill the vacancy, to serve as director until the next annual meeting of stockholders of the Company, subject to his prior resignation or removal, and until his successor is duly elected and qualified, and Mr. Rosen was appointed President, Chief Financial Officer, Secretary and Treasurer of the Company.

Upon the consummation of the Transaction on December 29, 2023, the Company experienced a change in control. The Transaction and related transactions had the following consequences:

●	New management anticipated entering into a future transaction involving the Company, which could result in the acquisition of one or more businesses, companies or asset classes, including but not limited to intellectual property assets and that may currently be owned by affiliates of management.

●	The Company’s new management will be evaluating the Company’s Pre-Existing Business as part of these possible future transactions, and in the meantime, has suspended our operations relating to the Pre-Existing Business, with the expectation of permanently shutting down, spinning off or assigning the Pre-Existing Business at the time of such future transaction(s).

Effective as of March 21, 2024, Brett Rosen resigned from all of his officer and director positions with the Company, and he was replaced in all such positions by Terrence M. Tierney.

Polomar Merger

On September 30, 2024, the transaction described in the Merger Agreement was completed and the merger was deemed effective. The Acquisition is considered a “reverse recapitalization” as the historical financial statements of Polomar, the accounting acquirer, have been substituted for the historical financial statements of Trustfeed. As a result of the Acquisition, the Company ceased commercializing the Pre-Existing Business.

On October 9, 2024, pursuant to the terms of the Merger Agreement, CWR 1, LLC, a shareholder of the Company, returned 50,000,000 shares of the Company’s common stock for cancellation. Also, in October 2024, pursuant to the terms of the Merger Agreement, the Company issued an aggregate of 207,414,147 (pre-split) shares of its common stock to the former Polomar members in the Merger.

Company Loans

On August 13, 2024, as amended on November 8, 2024, Polomar Specialty Pharmacy, LLC entered into a Promissory Note and Loan Agreement with Polomar Pharmacy as the borrower and Reprise Management, Inc. (“Reprise”) as the Lender (the “Reprise Note”). Pursuant to the Reprise Note, Reprise agreed to loan to Polomar Pharmacy up to $700,000 in one or more advances from time to time. An initial draw under the Note in the amount of $522,788 was made, which funds were used to repay all amounts due to Reprise pursuant to prior undocumented loans provided by Reprise to Polomar Pharmacy. As of June 30, 2025, the outstanding principal amount of the Reprise Note was $808,875.30 plus accrued interest of $88,674.44. Also, on June 30, 2025, the Lender exchanged $300,000 of the amount due and owing under the Reprise Note for 60 shares of the Company’s Series A Convertible Preferred Stock. The Reprise Note was amended on July 2, 2025 (the “2nd Amendment”), the remaining principal balance of $597,549.74 of the Reprise Note shall be subject to an annual interest rate of 12% and all outstanding principal and accrued interest shall be due and payable on or before July 31, 2027. Reprise is an affiliate of Daniel Gordon and GLDLP. Mr. Gordon is the President of Reprise and the majority shareholder of GLD Management, Inc., the general partner of GLDLP, affiliates of which own CWR, and, as such, may be deemed to beneficially own shares held directly by CWR.

Effective as of August 16, 2024, we entered into a Promissory Note and Loan Agreement (the “CWR Note”), as the borrower, with CWR 1, LLC as the lender (“Lender” or “CWR”). Pursuant to the CWR Note, CWR agreed to loan to the Company up to $250,000 in one or more advances from time to time. An initial draw under the Note in the amount of $157,622.56 was made, which funds are being used to repay the Lender all amounts due to Lender pursuant to prior undocumented loans provided by Lender to the Company. As of June 30, 2025, the outstanding principal amount of the Note was $450,000, inclusive of all accrued interest. On July 2, 2025, the Company and Lender executed an amendment to the CWR Note (“First Amendment”), effective as of June 30, 2025, the Lender exchanged the Note for 90 shares of the Company’s Series A Convertible Stock. The Company considers the CWR Note paid in full as of June 30, 2025.

CWR, an affiliate of the Company, owns approximately 18% of the issued and outstanding shares of the common stock of the Company. Daniel Gordon, CWR’s manager controls or beneficially owns approximately 24% of the issued and outstanding common stock of the Company; therefore, Mr. Gordon has voting control over approximately 42% of the issued and outstanding shares of the Company’s common stock.

Corporate Actions

On October 10, 2024, the Company filed Amended and Restated Articles of Incorporation (the “Articles”) with the Secretary of State of the State of Nevada to effect the following actions:

1. To change the name of the Company from Trustfeed Corp. to Polomar Health Services, Inc.;

2. To increase the Company’s authorized shares of “blank check” preferred stock to 5,000,000; and

3. To effect a reverse stock split with a ratio of 1-for-10.

On November 1, 2024, the Company effected the 1 for 10 reverse stock split. Accordingly, as of November 1, 2024, there were 27,657,679 shares of our common stock issued and outstanding.

In addition, the Company adopted our 2024 Equity and Incentive Compensation Plan.

Effective December 12, 2024, the Company’s trading symbol was changed from TRFE to PMHS.

License Agreement

On June 29, 2024, Trustfeed executed a Know How and Patent License Agreement (the “Agreement”) with Pinata Holdings, Inc., a Delaware corporation (“Pinata”), as restated and amended on January 9, 2025 (See Note 9 -Subsequent Events), to license from Pinata certain patent pending intellectual property rights and know how (the “IP Rights”) regarding the proprietary delivery of products containing metformin, eletriptan, sumatriptan, semaglutide, liraglutide and sildenafil (the “Ingredients”). The license is worldwide, non-exclusive and non-transferable pursuant to the terms of the Agreement.

The Company shall be obligated to pay a royalty to Pinata ranging from ten percent (10%) to twenty percent (20%) of the net sales from products utilizing the IP Rights containing the Ingredients.

The Agreement has a perpetual term, subject to the right of either party to terminate (a) if the other party commits a material breach of its obligations under the Agreement and fails to cure such breach and (b) at any time upon 180 days prior written notice to the other party.

The Company’s wholly owned subsidiary, Polomar Specialty Pharmacy, LLC presently utilizes the licensed IP rights in its inhalable sildenafil products and intends to use the licensed IP rights for inhalable sumatriptan and oral GLP-1 receptor agonists.

Pinata is an affiliate of CWR.

License Agreement Valuation

The Company believes that the IP rights will positively affect the Company’s revenue during the term of the Agreement. Assuming the U.S. Patent and Trademark Office grants patent protection to some or all of the IP Rights, then the Company can expect twenty years of statutory protection of the IP Rights. The Company anticipates that the use of the IP Rights could result in significant gross revenues from the sale of products utilizing the IP Rights.

Utilizing projected net revenues, after deducting contractual royalties and cost of goods sold, through December 31, 2029, derived from the IP Rights that the Company is most likely to utilize we determined that the license had a net present value of $9,735,000. We additionally took into consideration that while the term of the license is perpetual it is non-exclusive, the underlying intellectual property has not as of the date of this filing been granted patent protection by the U.S. Patent and Trademark Office and the license is terminable on one-hundred eighty (180) days notice by either party.

On January 9, 2025, the Company entered into a Restated and Amended Know How and Patent License Agreement with Pinata Holdings, Inc., (the “Restated Agreement”). The Restated Agreement was modified to include Polomar Specialty Pharmacy, LLC as an additional party to the Restated Agreement and the right of the Company to sub-license the licensed intellectual property was removed from the Restated Agreement. All other material terms of the original agreement remain unchanged.

FORHumanity Agreement

On March 11, 2025, Polomar Health Services, Inc., a Nevada corporation (“Company”), executed a Product Fulfillment and Distribution Agreement, effective on March 12, 2025, and as amended on March 17, 2025, (the “Agreement”) with ForHumanity, Inc., a Delaware corporation (“ForHumanity”) and Island Group 40, LLC (“IG4”).

The Agreement, as amended, allows ForHumanity to exclusively market (through September 30, 2025), the Company’s previously licensed, patent pending, inhalable sildenafil and inhalable sumatriptan. The Company shall be solely responsible for fulfilling valid prescriptions for these medications through our wholly owned subsidiary, Polomar Specialty Pharmacy, LLC (“Polomar”). IG4 provides account management services on behalf of the Company.

The Agreement incorporates the following material terms:

The license is for an initial term of three years and may be automatically renewed for additional terms pursuant to the Agreement, provided ForHumanity meets certain revenue commitments prior to the end of the initial term.

In exchange for a guaranteed payment of $750,000 the Company has granted exclusivity to market the products to potential customers through March 31, 2026. Exclusivity may be extended through June 30, 2026, provided ForHumanity provides at least $1,500,000 in sales revenue to the Company during the first quarter of 2026. The Agreement provides for additional exclusivity extensions upon ForHumanity meeting increased revenue goals to the Company.

Appointment of CFO

Effective April 10, 2025, the Company’s Board of Directors appointed Charlie Lin, the Company’s current Controller to the office of Treasurer and Mr. Lin shall additionally serve as the Company’s Chief Financial Officer. Also, effective April 10, 2025, Mr. Tierney resigned his position as Treasurer and Chief Financial Officer.

Director Services Agreements

On May 7, 2025, the Company entered into a Board of Directors Services Agreement with David Spiegel, a director of the Company (the “DS Agreement”). The DS Agreement provides for Mr. Spiegel to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Spiegel was appointed to the Board on October 1, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Spiegel is entitled to fiscal compensation in the amount of $36,354.00 and shall receive a total of 104,384 shares of restricted common stock pursuant to the terms of the DS Agreement. On June 25, 2025, the Company issued 70,784 shares of fully vested stock to Mr. Spiegel. The remaining stock compensation due Mr. Spiegel shall vest in equal monthly issuances of 8,400 shares through the end of his initial term on October 16, 2025 (See Note 6 – Subsequent Events regarding additional share issuances)

On May 7, 2025, the Company entered into a Board of Directors Services Agreement with Gabe Del Virginia, a director of the Company (the “GDV Agreement”). The GDV Agreement provides for Mr. Del Virginia to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Del Virginia was appointed to the Board on July 18, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Del Virginia is entitled to fiscal compensation in the amount of $43,750.00 and shall receive a total of 125,000 shares of restricted common stock pursuant to the terms of the GDV Agreement. On June 27, 2025, the Company issued 91,677 shares of fully vested restricted stock to Mr. Del Virginia. The remaining stock compensation due Mr. Del Virginia shall vest in equal monthly issuances of 8,333 shares through the end of his initial term on October 16, 2025.

On June 21, 2025, the Company entered into a Board of Directors Services Agreement with Terrence M. Tierney, a director of the Company (the “TMT Agreement”). The TMT Agreement provides for Mr. Tierney to receive $35,000.00 per annum, in the form of restricted shares of the Company’s common stock as compensation for serving on the Company’s Board. Mr. Tierney was appointed to the Board on March 21, 2024, and his initial term shall end on October 16, 2025; therefore, Mr. Tierney is entitled to fiscal compensation in the amount of $43,750 for the period March 21, 2024 through June 21, 2025 and shall be entitled to receive a total of 125,000 shares of restricted common stock pursuant to the terms of the TMT Agreement. The remaining stock compensation due Mr. Tierney shall vest in equal monthly issuances of 8,333 shares through the end of his initial term on October 16, 2025.

The Company’s address is 10940 Wilshire Boulevard, Suite 1500, Los Angeles, CA 90024.

NOTE 1 – NATURE AND DESCRIPTION OF BUSINESS

The Company operates Polomar Specialty Pharmacy, LLC, a State of Florida licensed retail compounding pharmacy, located in Palm Harbor, FL, pursuant to license # PH35196. Polomar Specialty Pharmacy is also licensed as a Special Sterile Compounding Pharmacy, permit #PH35277, which authorizes the licensed entity to dispense injectable and other sterile compounds (eye drops, infused therapeutics) upon receipt of a valid prescription. The compounding facility operates pursuant to guidelines established under Sec. 503A “Compounding Pharmacy” of the Federal Food, Drug and Cosmetic Act. Section 503A authorizes the licensed entity to manufacture compounded drugs and fulfill prescriptions provided to it by licensed physicians. As a result, the Company is presently authorized to fulfill and deliver compounded prescribed medications in 28 states. Polomar is also actively seeking approval and authorization in other states and expects to be able to provide prescription medications in a majority of U.S. states by the end of 2025. Polomar also anticipates applying for a drug export permit in Q3 2025.

The Company also owns SlimRxTM (www.slimrx.com), a weight loss focused online platform that connects patients with licensed physicians to prescribe weight loss medications such as semaglutide compounded with vitamin B-12 and/or metformin (VitaSlimTM and VitaSlim PlusTM). SlimRx filed an application for statutory trademark protection on August 29, 2024. The prescriptions issued via SlimRx are fulfilled by Polomar. The Company also expects to launch PoloMedsTM (polomeds.com) during the second quarter of 2025 to fulfill prescriptions for diabetes medications including metformin compounds, sulfonylureas, and insulin; compounded erectile dysfunction medications inhalable sildenafil and Polomar’s prescription only, exclusive dermatological formulations co-developed by a board-certified dermatologist for the treatment of acne, alopecia areata, basal cell carcinoma, Becker’s nevus, vitiligo, and other common skin conditions.

An integral part of the Company’s business model is to provide prescription fulfillment services for third party web based tele-health platforms. This “wholesale” part of the business is expected to experience steady growth over the next twelve to eighteen months.

Corporate History and Capital Structure

We were incorporated in the State of Nevada on September 14, 2000, under the name of Telemax Communications. On or about July 24, 2003, the name was changed to HealthMed Services, Ltd.

Historically, Trustfeed was in the business of acquiring, leasing, and licensing growers for the cultivation and production (processing and distribution of cannabis and cannabis-related products within an incubator environment). The Company was also in the business of renewable fresh water and real estate. As a result of the change in ownership of the Company in 2021 by Fastbase, the Company became a technology company with access to a global database of information to provide consumers with trusted information about the companies they do business with (the “Pre-Existing Business”).

However, effective as of December 29, 2023 in accordance with a Stock Purchase Agreement, Fastbase, the then record and beneficial owner of (i) 90,437,591 shares of Common Stock of the Company, representing approximately 83% of the Company’s issued and outstanding Common Stock (the “Common Shares”), and (ii) 500,000 shares of the Series A Convertible Preferred Stock, par value $.001 per share, of the Company, representing 100% of the Company’s issued and outstanding shares of Preferred Stock (the “Preferred Shares” and, with the Common Shares, the “Transferred Shares”), sold the Transferred Shares to CWR 1, LLC, a Delaware limited liability Company (“CWR”) for aggregate consideration of $350,000 (collectively referred to as the “Transaction”). Additionally, Rasmus Refer, the Company’s then Chief Executive Officer (principal executive officer, principal accounting officer and principal financial officer) and Chairman and sole member of the Company’s Board of Directors (the “Board”), resigned from all director (as of February 12, 2024), officer and employment positions with the Company and its subsidiaries.

POLOMAR HEALTH SERVICES, INC.

(formerly TRUSTFEED CORP.)

DECEMBER 31, 2024

Also as of December 29, 2023, the size of the Board was increased from one director to two directors and Brett Rosen was appointed as a director to fill the vacancy, to serve as director until the next annual meeting of stockholders of the Company, subject to his prior resignation or removal, and until his successor is duly elected and qualified, and Mr. Rosen was appointed President, Chief Financial Officer, Secretary and Treasurer of the Company.

Upon the consummation of the Transaction on December 29, 2023, the Company experienced a change in control. The Transaction and related transactions had the following consequences:

●	New management anticipated entering into a future transaction involving the Company, which could result in the acquisition of one or more businesses, companies or asset classes, including but not limited to intellectual property assets and that may currently be owned by affiliates of management.

●	The Company’s new management will be evaluating the Company’s Pre-Existing Business as part of these possible future transactions, and in the meantime, has suspended our operations relating to the Pre-Existing Business, with the expectation of permanently shutting down, spinning off or assigning the Pre-Existing Business at the time of such future transaction(s).

Effective as of March 21, 2024, Brett Rosen resigned from all of his officer and director positions with the Company, and he was replaced in all such positions by Terrence M. Tierney.

Polomar Merger

On September 30, 2024, the transaction described in the Merger Agreement was completed and the merger was deemed effective. The Acquisition is considered a recapitalization as the historical financial statements of Polomar, the accounting acquirer, have been substituted for the historical financial statements of Trustfeed.

On October 9, 2024, pursuant to the terms of the Merger Agreement, CWR 1, LLC, a shareholder of the Company, returned 50,000,000 shares of the Company’s common stock for cancellation. Also, in October 2024, pursuant to the terms of the Merger Agreement, the Company issued an aggregate of 207,414,147 (pre-split) shares of its common stock to the former Polomar members in the Merger.

Pinata License

On June 29, 2024, we executed a Know How and Patent License Agreement, as amended, with Pinata Holdings, Inc. (“Pinata”), to license from Pinata certain patent pending intellectual property rights and know how (the “IP Rights”) regarding the proprietary delivery of products containing metformin, eletriptan, semaglutide, liraglutide and sildenafil (the “Ingredients”). It is the Company’s intention to utilize the IP Rights in products expected to be manufactured and distributed by us post-Acquisition.

POLOMAR HEALTH SERVICES, INC.

(formerly TRUSTFEED CORP.)

DECEMBER 31, 2024

Company Loans

On August 13, 2024, as amended on November 8, 2024, Polomar Specialty Pharmacy, LLC entered into a Promissory Note and Loan Agreement (the “Polomar Note”) with Polomar as the borrower and Reprise Management, Inc. (“Reprise”) as the Lender. Pursuant to the Polomar Note, Reprise agreed to loan to Polomar up to $700,000 in one or more advances from time to time. An initial draw under the Note in the amount of $522,788 was made, which funds are being used to repay all amounts due to Reprise pursuant to prior undocumented loans provided by Reprise to Polomar. As of December 31, 2024, the outstanding principal amount of the Note is $716,402.67 plus accrued interest of $29,508.91. The outstanding principal, and any and all accrued and unpaid interest with respect to the Polomar Note, is due and payable on July 31, 2025. Reprise is an affiliate of Daniel Gordon and GLDLP. Mr. Gordon is the President of Reprise and the majority shareholder of GLD Management, Inc., the general partner of GLDLP, affiliates of which own CWR, and, as such, may be deemed to beneficially own shares held directly by CWR.

Effective as of August 16, 2024, we entered into a Promissory Note and Loan Agreement (the “Note”), as the borrower, with CWR 1, LLC as the lender (“Lender” or “CWR”. Pursuant to the Note, CWR agreed to loan to the Company up to $250,000 in one or more advances from time to time. An initial draw under the Note in the amount of $157,622.56 was made, which funds are being used to repay the Lender all amounts due to Lender pursuant to prior undocumented loans provided by Lender to the Company. As of December 31, 2024, the outstanding principal amount of the Note is $380,330.30 plus accrued interest of $12,328.51. The outstanding principal, and any and all accrued and unpaid interest with respect to the Note, is due and payable on July 31, 2025. The Lender and its affiliates are the record owners of more than 40% of the voting stock of the Company, and is an affiliate of Daniel Gordon and of GLD Partners, LP. (“GLDLP”). Mr. Gordon is the majority shareholder of GLD Management, Inc., the general partner of GLDLP, affiliates of which own CWR, and, as such, may be deemed to beneficially own shares held directly by CWR.

Corporate Actions

On October 10, 2024, we filed Amended and Restated Articles of Incorporation (the “Articles”) with the Secretary of State of the State of Nevada to effect the following actions:

1. To change the name of the Company from Trustfeed Corp. to Polomar Health Services, Inc.;

2. To increase the Company’s authorized shares of “blank check” preferred stock to 5,000,000; and

3. To effect a reverse stock split with a ratio of 1-for-10.

On November 1, 2024, we effected the 1 for 10 reverse stock split. Accordingly, as of November 1, 2024, there were 27,657,679 shares of our common stock issued and outstanding.

In addition, we adopted our 2024 Equity and Incentive Compensation Plan.

Effective December 12, 2024, the Company’s trading symbol was changed from TRFE to PMHS.

License Agreement

On June 29, 2024, Trustfeed executed a Know How and Patent License Agreement (the “Agreement”) with Pinata Holdings, Inc., a Delaware corporation (“Pinata”), as restated and amended on January 9, 2025 (See Note 9 -Subsequent Events), to license from Pinata certain patent pending intellectual property rights and know how (the “IP Rights”) regarding the proprietary delivery of products containing metformin, eletriptan, sumatriptan, semaglutide, liraglutide and sildenafil (the “Ingredients”). The license is worldwide, non-exclusive and non-transferable pursuant to the terms of the Agreement.

The Company shall be obligated to pay a royalty to Pinata ranging from ten percent (10%) to twenty percent (20%) of the net sales from products utilizing the IP Rights containing the Ingredients.

The Agreement has a perpetual term, subject to the right of either party to terminate (a) if the other party commits a material breach of its obligations under the Agreement and fails to cure such breach and (b) at any time upon 180 days prior written notice to the other party.

POLOMAR HEALTH SERVICES, INC.

(formerly TRUSTFEED CORP.)

DECEMBER 31, 2024

The Company’s wholly owned subsidiary, Polomar Specialty Pharmacy, LLC presently utilizes the licensed IP rights in its inhalable sildenafil products and intends to use the licensed IP rights for inhalable sumatriptan and oral GLP-1 receptor agonists.

Pinata is an affiliate of CWR.

License Agreement Valuation

The Company believes that the IP rights will positively affect the Company’s revenue during the term of the Agreement. Assuming the U.S. Patent and Trademark Office grants patent protection to some or all of the IP Rights, then the Company can expect twenty years of statutory protection of the IP Rights. The Company anticipates that the use of the IP Rights could result in significant gross revenues from the sale of products utilizing the IP Rights.

Utilizing projected net revenues, after deducting contractual royalties and cost of goods sold, through December 31, 2029, derived from the IP Rights that the Company is most likely to utilize we determined that the license had a net present value of $9,735,000. We additionally took into consideration that while the term of the license is perpetual it is non-exclusive, the underlying intellectual property has not as of the date of this filing been granted patent protection by the U.S. Patent and Trademark Office and the license is terminable on one-hundred eighty (180) days notice by either party.

Our address is 10940 Wilshire Boulevard, Suite 1500, Los Angeles, CA 90024.